Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2025
Trade and other receivables
Schedule of trade and other receivables
	06.30.2025	06.30.2024
Sale, leases and services receivables	69,260	60,294
Less: Allowance for doubtful accounts	(4,587)	(4,290)
Total trade receivables	64,673	56,004
Borrowings, deposits and others	51,262	56,041
Advances to suppliers	12,217	12,997
Tax receivables	8,976	6,871
Prepaid expenses	3,234	3,467
Dividends receivable	18,701	6,596
Others	3,917	11,936
Total other receivables	98,307	97,908
Total trade and other receivables	162,980	153,912
Non-current	32,996	47,677
Current	129,984	106,235
Total	162,980	153,912

Schedule of allowance for doubtful accounts
	06.30.2025	06.30.2024
Beginning of the year	4,290	6,185
Additions (i)	1,322	1,173
Recovery (i)	(188)	(296)
Exchange rate differences	709	4,177
Receivables written off during the year as uncollectible	(168)	(15)
Inflation adjustment	(1,378)	(6,934)
End of the year (i)	4,587	4,290

Schedule of an aging analysis of past due unimpaired and impaired receivables
	Past due
	Up to 3 months	From 3 to 6 months	Over 6 months	Non-past due	Impaired	Total	% of representation
Leases and services	2,476	1,186	7,278	44,408	4,587	59,935	86.54%
Sale of properties and developments	-	-	-	9,325	-	9,325	13.46%
Total as of June 30, 2024	2,476	1,186	7,278	53,733	4,587	69,260	100.00%

Leases and services	9,412	1,580	5,207	36,586	4,290	57,075	94.66%
Sale of properties and developments	-	-	-	3,219	-	3,219	5.34%
Total as of June 30, 2023	9,412	1,580	5,207	39,805	4,290	60,294	100.00%